Provision for tax, civil and labor risks (Details 4 - Textuals) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Provision for risks
Possible losses	R$ 891,219	R$ 963,486
Contingent assets	R$ 0	0
Tax on services
Provision for risks
Number of lawsuits	3
Possible losses	R$ 74,735
Tax - Income taxes and social contributions
Provision for risks
Possible losses	R$ 812,700	R$ 875,087